PARENT COMPANY FINANCIAL INFORMATION (Details) - Schedule of condensed balance sheets - Separate [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents	$ 1,295,042	$ 538,200
Other financial assets	32,407	82,041
Other non-financial assets	82,318	126,765
Trade and other accounts receivable	282,896	442,046
Accounts receivable from related entities	412,370	214,693
Inventories	168,686	162,826
Current tax assets	2,545	5,182
Total current assets other than non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	2,276,264	1,571,753
Non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	300,367	489,719
Total current assets	2,576,631	2,061,472
Non-current assets
Other financial assets	27,658	35,675
Investments accounted for using the equity method	9,006,797	9,801,639
Other non-financial assets	13,356	33,104
Accounts receivable	2,975	2,313
Accounts receivable from related entities	38,300	56,823
Intangible assets other than goodwill	167,893	222,260
Goodwill		38,992
Property, plant and equipment	8,683,419	10,756,213
Deferred tax assets	553,122
Total non-current assets	18,493,520	20,947,019
Total assets	21,070,151	23,008,491
Current liabilities
Other financial liabilities	2,347,033	1,576,602
Trade and other accounts payables	1,013,399	712,790
Accounts payable to related entities	1,481,281	1,261,916
Other provisions	32	30
Other non-financial liabilities	1,411,582	1,860,979
Total current liabilities other than non-current liabilities (or disposal groups) classified as held for sale	6,253,327	5,412,317
Total current liabilities	6,253,327	5,412,317
Non-current liabilities
Other financial liabilities	5,631,916	6,286,583
Accounts payable	416,034	347,529
Accounts payable to related entities	574,202	177,779
Other provisions	9,892,007	6,539,683
Deferred tax liabilities		211,095
Employee benefits	47,915	61,793
Other non-financial liabilities	697,135	842,535
Total non-current liabilities	17,259,209	14,466,997
Total liabilities	23,512,536	19,879,314
EQUITY
Share capital	3,146,265	3,146,265
Retained earnings/(losses)	(4,193,615)	352,272
Treasury Shares	(178)	(178)
Other reserves	(1,388,185)	(367,577)
Parent’s ownership interest	(2,435,713)	3,130,782
Non-controlling interest	(6,672)	(1,605)
Total equity	(2,442,385)	3,129,177
Total liabilities and equity	$ 21,070,151	$ 23,008,491